LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.86%
Asset Allocation Fund–6.10%
✧American Funds®– Capital Income Builder	1,877,573	$135,147,672
		135,147,672
Equity Funds–45.75%
✧American Funds®-
American Mutual Fund	5,181,882	291,739,987
Growth Fund of America	5,111,258	356,816,925
Investment Company of America	6,534,884	364,450,473
		1,013,007,385
Fixed Income Funds–27.92%
✧American Funds®-
Bond Fund of America	43,873,047	497,081,624
High-Income Trust	6,334,623	61,572,536
Inflation Linked Bond Fund	6,220,568	59,406,428
		618,060,588
Global Equity Fund–5.57%
✧American Funds®– Smallcap World Fund	1,883,566	123,317,040
		123,317,040
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–11.74%
✧American Funds®-
EuroPacific Growth Fund	3,521,947	$194,164,933
New World Fund	839,324	65,702,287
		259,867,220
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	61,655,943	61,655,943
		61,655,943
Total Investment Companies (Cost $2,033,003,670)		2,211,055,848

TOTAL INVESTMENTS–99.86% (Cost $2,033,003,670)	2,211,055,848
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	3,019,065
NET ASSETS APPLICABLE TO 205,931,185 SHARES OUTSTANDING–100.00%	$2,214,074,913

✧Class R-6 shares.
LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
18	Australian Dollar	$1,125,630	$1,133,042	6/16/25	$—	$(7,412)
29	British Pound	2,340,119	2,345,761	6/16/25	—	(5,642)
43	Euro	5,838,325	5,902,591	6/16/25	—	(64,266)
35	Japanese Yen	2,939,563	2,987,279	6/16/25	—	(47,716)
2	Swedish Krona	400,200	400,602	6/16/25	—	(402)
					—	(125,438)
Equity Contracts:
61	E-mini MSCI Emerging Markets Index	3,387,940	3,510,446	6/20/25	—	(122,506)
20	E-mini Russell 2000 Index	2,027,100	2,061,005	6/20/25	—	(33,905)
156	E-mini S&P 500 Index	44,095,350	44,394,889	6/20/25	—	(299,539)
25	E-mini S&P MidCap 400 Index	7,346,500	7,375,349	6/20/25	—	(28,849)
108	Euro STOXX 50 Index	6,059,733	6,344,163	6/20/25	—	(284,430)
23	FTSE 100 Index	2,552,703	2,592,084	6/20/25	—	(39,381)
17	OMXS 30 Index	418,666	451,241	4/16/25	—	(32,575)
10	SPI 200 Index	1,230,486	1,241,583	6/19/25	—	(11,097)
17	TOPIX Index	3,017,135	3,039,819	6/12/25	—	(22,684)
					—	(874,966)
Total Futures Contracts					$—	$(1,000,404)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP American Global Growth Allocation Managed Risk Fund–2